Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	$ (153)	$ (510)	$ (7,992)
(-) IR/CS	52	173	2,717
Impact of Hedge Operations on Subsidiaries	(101)	$ (337)	$ (5,095)
OCR [Member]
Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	357
(-) IR/CS	(121)
Impact of Hedge Operations on Subsidiaries	$ 236